Warrants - Additional Information (Detail) - USD ($)			1 Months Ended	12 Months Ended
	May 24, 2016	Apr. 02, 2015	May 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Class Of Warrant Or Right [Line Items]
Common stock issued for warrants exercised			127,143
Number of warrants outstanding						0
Fair value inputs, discount rate	20.00%			21.00%	19.00%
Fair value of Warrants	$ 249,215			$ 709,504	$ 809,974
Series G Preferred Stock | Series G Warrant
Class Of Warrant Or Right [Line Items]
Extended exercise period		1 year
Incremental expense				$ 343,446